Acquisitions, Dispositions And Other Adjustments (GSF Telecom Acquisitions Narrative) (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Jan. 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Business Acquisition [Line items]
Acquisition of business - anticipated or actual cash paid to seller		$ (1,123)	$ 2,959	$ 30,759
GSF Telecom Holdings [Member] | Acquisition [Member]
Business Acquisition [Line items]
Acquisition of business - period of acquisition	Jan. 30, 2015
Acquisition of business - allocaton to debt, net of cash received by seller (in millions)	$ 700
Acquisition of business - anticipated or actual cash paid to seller	$ 2,500